Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases
Schedule of lease

	Right-of-use assets	Lease liabilities
Balance at January 1, 2023	1,462	1,187
Additions	582	413
Acquisitions through business combinations	—	—
Loss on modification	—	—
Depreciation	(536)	—
Interest expense	—	22
Payments	—	(787)
Derecognition of right-of-use assets/lease liabilities due to sale	—	—
Effect of foreign exchange rates	(19)	46
Balance at June 30, 2023	1,489	881

Lease liabilities - current		771
Lease liabilities - non-current		110

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,318	1,318
Acquisitions through business combinations	62	62
Loss on modification	—	—
Depreciation	(1,262)	—
Interest expense	—	77
Payments	—	(1,515)
Effect of foreign exchange rates	113	92
Balance at June 30, 2022	2,281	1,968

Lease liabilities - current		1,551
Lease liabilities - non-current		417

Schedule of amounts recognized in consolidated statement of profit or loss

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Expense relating to low-value leases	252	28
Interest expense on lease liabilities	22	77
	274	105

Schedule of cash outflow for leases

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Сash outflow for leases	765	1,438
Cash outflow for low-value leases	252	28
Total cash outflow for leases	1,017	1,466